Non-current financial assets (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of financial assets [abstract]
Disclosure of Changes in Non-current Financial Assets
The change in non-current financial assets breaks down as follows:

(in thousands of euros)	Liquidity contract - Cash account	Other long- term investments pledged as collateral	Security deposits paid	Total
Net book value as of December 31, 2021	98	—	421	519
Additions	—	—	—	—
Decreases	(97)	—	(133)	(230)
Transfer	—	—	—	—
Currency translation adjustments	—	—	3	3
Net book value as of Net book value as of December 31, 2022	1	—	291	291
Additions	—	—	12	12
Decreases	—	—	(9)	(9)
Transfer	—	—	—	—
Currency translation adjustments	—	—	—	1
Net book value as of June 30, 2023	1	—	293	294